Intangibles (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets and goodwill [abstract]
Amortization of intangible assets	$ 2,772	$ 2,773	$ 2,773
Goodwill	104,096	$ 104,096	$ 104,096
Recoverable amount	$ 1,049,067
Weighted average cost of capital	8.42%